SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Feb. 15, 2012	Jun. 01, 2011	May 31, 2011
Summary Of Accounting Policies Details Narrative
Exploration costs	$ 7,633,368	$ 1,291,570
Shares authorized under compensation plan			7,000,000	5,000,000	3,000,000
Shares available for grant	3,125,000